Financial statements of Barclays PLC, Parent company accounts - Statement of comprehensive income (Parenthetical)	12 Months Ended
	Dec. 31, 2021 GBP (£) Employees		Dec. 31, 2020 GBP (£) Employees		Dec. 31, 2019 GBP (£)
Condensed Statement of Income Captions [Line Items]
Profit after tax	£ 7,056,000,000	[1],[2]	£ 2,461,000,000		£ 3,354,000,000
Profit after tax and other comprehensive income	£ 4,838,000,000	[2],[3]	£ 2,066,000,000	[3]	£ 2,793,000,000
Number of employees (full time equivalent)	81,600		83,000		80,800
Barclays PLC
Condensed Statement of Income Captions [Line Items]
Profit after tax	£ 4,343,000,000		£ (1,018,000,000)		£ 3,181,000,000
Profit after tax and other comprehensive income	£ 4,343,000,000		£ (1,018,000,000)		£ 3,181,000,000
Number of employees (full time equivalent) | Employees	65		60

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.